Capitalized Development Cost and Other Long-Term Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Capitalized Development Cost and Other Long-Term Assets [Abstract]
Capitalized development cost and other long-term assets

9. Capitalized development cost and other long-term assets

Capitalized development costs are amounts paid to vendors that are related to the purchase and construction of solar energy facilities. Other receivables consist of amounts owed to the Company as well as amounts paid to vendors for services that have yet to be received by the Company. Capitalized cost and other long-term assets consisted of the following:

	September 30	December 31
	2024	2023
	(in thousands)
Capitalized development cost	$7,691	$6,216
Other receivables	1,000	1,483
Total	$8,691	$7,699

Capitalized development cost relates to various projects that are under development for the period. As the Company closes either the purchase or development of new solar parks, these development costs are added to the final asset displayed in Property and Equipment. If the Company does not close on the prospective project, these costs are written off to Development Cost on the Consolidated Statement Operations and Comprehensive Loss.

Capitalized Development Costs as of September 30, 2024 consist of $3.7 million of active development in the U.S. and $4 million across Europe.

Other Receivables as of September 30, 2024 relates to a security deposit of $1.0 million in relation to the Power Purchase Agreement for a development project in Tennessee.

10.	Capitalized development cost and other long-term assets

Capitalized development costs are amounts paid to vendors that are related to the purchase and construction of solar energy facilities. Notes receivable and prepaids consist of amounts owed to the Company as well as amounts paid to vendors for services that have yet to be received by the Company. Capitalized cost and other long-term assets consisted of the following (in thousands):

	Year Ended December 31,
	2023	2022
	(in thousands)
Capitalized development cost	$6,216	$2,146
Other receivables	1,483	-
Total	$7,699	$2,146

Capitalized development cost relates to various projects that are under development for the period. As the Company closes either a purchase or development of new solar parks, these development costs are added to the final asset displayed in Property, and Equipment. If the Company does not close on the prospective project, these costs are written off to Development Cost on the Consolidated Statement Operations and Comprehensive Loss.

Capitalized Development Cost consist of $2.1 million of active development in the U.S. and $4.1 million across Europe.

Other Receivables relates to, security deposits of $1.0 million in relation to the Power Purchase Agreement for a development project in Tennessee and $483 thousand related to the Forward Purchase Agreement.